S000021242 [Member] Expense Example - NexPoint Event Driven Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 803
Expense Example, with Redemption, 3 Years	1,414
Expense Example, with Redemption, 5 Years	2,049
Expense Example, with Redemption, 10 Years	3,744
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	433
Expense Example, with Redemption, 3 Years	1,105
Expense Example, with Redemption, 5 Years	1,897
Expense Example, with Redemption, 10 Years	3,964
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,415
Expense Example, with Redemption, 10 Years	$ 3,047